Operations Classified as Held for Sale - Balance Sheet Breakdown Of Asset Held For Sale And Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale	€ 818	€ 1,492
Liabilities associated with non-current assets classified as held for sale	380	837
Telefónica Moviles El Salvador
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale	327
Liabilities associated with non-current assets classified as held for sale	136
Telefónica de Costa Rica TC, S.A.
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale	439
Liabilities associated with non-current assets classified as held for sale	244
Antares
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale		793
Liabilities associated with non-current assets classified as held for sale		661
Telefónica Móviles Guatemala
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale		376
Liabilities associated with non-current assets classified as held for sale		105
Telefónica Móviles El Salvador
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale		234
Liabilities associated with non-current assets classified as held for sale		71
Other assets
Disclosure of subsidiaries [line items]
Non-current assets classified as held for sale	52	89
Liabilities associated with non-current assets classified as held for sale	€ 0	€ 0